Summary of Significant Accounting Policies (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Jan. 11, 2021	Dec. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Translation adjustments, description			Translation adjustments included in accumulated other comprehensive income (loss) amounted to RMB 3,097,741 and RMB (35,434,146) (USD 5,430,604) as of December 31, 2019 and 2020, respectively. The balance sheet amounts, with the exception of shareholders’ equity for Wimi HK and VIYI, at December 31, 2019 and 2020 were translated at RMB 1.00 to HKD 1.1163 and to HKD 1.1882, respectively. The average translation rates applied to statement of income accounts for the years ended December 31, 2018, 2019 and 2020 were RMB 1.00 to HKD 1.1815, HKD 1.1363 and to HKD 1.11245, respectively. The balance sheet amounts, with the exception of shareholders’ equity for Wimi Cayman, Skystar and Fe-da Electronics, at December 31, 2019 and 2020 were translated at RMB 1.00 to USD 0.1433 and to USD 0.1533, respectively. The average translation rates applied to statement of income accounts for the years ended December 31, 2018, 2019 and 2020 were RMB 1.00 to USD 0.1451, USD 0.1450 and to USD 0.1450, respectively.	Translation adjustments included in accumulated other comprehensive income (loss) amounted to RMB 3,097,741 and RMB (35,434,146) (USD 5,430,604) as of December 31, 2019 and 2020, respectively. The balance sheet amounts, with the exception of shareholders’ equity for Wimi HK and VIYI, at December 31, 2019 and 2020 were translated at RMB 1.00 to HKD 1.1163 and to HKD 1.1882, respectively. The average translation rates applied to statement of income accounts for the years ended December 31, 2018, 2019 and 2020 were RMB 1.00 to HKD 1.1815, HKD 1.1363 and to HKD 1.11245, respectively. The balance sheet amounts, with the exception of shareholders’ equity for Wimi Cayman, Skystar and Fe-da Electronics, at December 31, 2019 and 2020 were translated at RMB 1.00 to USD 0.1433 and to USD 0.1533, respectively. The average translation rates applied to statement of income accounts for the years ended December 31, 2018, 2019 and 2020 were RMB 1.00 to USD 0.1451, USD 0.1450 and to USD 0.1450, respectively.
Convenience translation			Translations of balances in the consolidated balance sheets, consolidated statements of income and consolidated statements of cash flows from RMB into USD as of and for the year ended December 31, 2020 are solely for the convenience of the reader and were calculated at the rate of RMB 1.00 to USD 0.1533, representing the mid-point reference rate set by Peoples’ Bank of China on December 31, 2020.	Translations of balances in the consolidated balance sheets, consolidated statements of income and consolidated statements of cash flows from RMB into USD as of and for the year ended December 31, 2020 are solely for the convenience of the reader and were calculated at the rate of RMB 1.00 to USD 0.1533, representing the mid-point reference rate set by Peoples’ Bank of China on December 31, 2020.
Restricted cash			¥ 13,088,949					$ 2,006,000
Escrow deposit (in Dollars) | $									$ 1,000,000
Allowance for doubtful accounts			¥ 2,734,421		¥ 1,577,486	¥ 2,591		$ 419,075		$ 241,764
Residual value percentage			5.00%					5.00%
Voting interest percentage			20.00%					20.00%
Advertising costs			¥ 97,820	$ 14,992	59,091
VAT Percentage			6.00%	6.00%
Recognized tax benefit			50.00%					50.00%
Government subsidies			¥ 1,097,498	$ 168,201	1,356,800	1,236,593
Other income			2,414,387	$ 370,027	¥ 2,390,525	1,337,711
Additional input on tax					As part of VAT reform in 2019, from April 1, 2019 to December 31, 2021, a taxpayer in certain service industries could claim additional 10% of input VAT credit based on total input VAT paid to suppliers, the credit was applied to offset with the Company’s VAT payable.
Right of use asset			¥ 1,800,000
Incremental borrowing rate			7.00%	7.00%
Total expenses			¥ 1,123,211	$ 172,142	¥ 1,451,938	1,057,537
Noncontrolling interests subscriptions receivable			¥ 88,671,062	$ 13,589,643
Dilutive shares (in Shares) | shares					8,611,133	922,621
Statutory surplus reserve fund, description			Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.	Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.
Right of use assets			¥ 1,800,000
Weighted average discount rate			7.00%					7.00%
Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest rate							100.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives intangible assets			5 years	5 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives intangible assets			10 years	10 years
VIDA [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest rate			47.00%					47.00%
SZ ICinit [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest rate			49.00%					49.00%
VIYI and VIYI Ltd [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest rate			13.50%					13.50%
Excel [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest rate			13.50%					13.50%
Shenzhen Weiyixin [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest rate			13.50%					13.50%
Shenzhen Weiyixin [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest rate							100.00%
Shanghai Weimu [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest rate			49.83%					49.83%
Shenzhen Weiyixin’s VIE and VIE’s subsidiaries [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest rate			13.50%					13.50%
Weiyixin’s VIE’s subsidiary Tianjin Weidong [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest rate			48.10%					48.10%
Two Individual Investors of VIDA [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Noncontrolling interests subscriptions receivable			¥ 172,528	$ 26,441
One Individual Investor of ICinit [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Noncontrolling interests subscriptions receivable			412,384	63,202
VIYI [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Noncontrolling interests subscriptions receivable	¥ 88,086,150	$ 13,500,000
Other Income Net [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Other income			¥ 1,282,807	$ 196,602	¥ 851,583
CHINA
Summary of Significant Accounting Policies (Details) [Line Items]
VAT Percentage			13.00%	13.00%
SINGAPORE
Summary of Significant Accounting Policies (Details) [Line Items]
GST rate			7.00%	7.00%